Note 23 - Equity-settled Share-based Expense - Facilitation and Advance Dividend Loan Modification (Details) - Faciliation and advanced dividend loans [member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Risk free interest rate	USD swap curve
Group market capitalisation at grant date ($’000)	$ 68,436
Bottom of range [member]
Statement Line Items [Line Items]
Blanket Mine dividend yield	23.70%
Top of range [member]
Statement Line Items [Line Items]
Blanket Mine dividend yield	89.88%